ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 9 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are summarized as follow:

	December 31, 2021	December 31, 2020
Loans from third parties (1)	$419,642	$4,073,856
Accrued professional fees (2)	2,429,843	370,555
Credit card payable (3)	510,151	-
Employee payroll and welfare payables	561,469	973,637
Other taxes payable	48,672	6,576
Others	213,486	318,699
Total	$4,183,263	$5,743,323

(1)
Loans from third parties represented a combined aggregate interest-free loans of nil and $65,900 as of December 31, 2021 and 2020, respectively, and combined aggregate interest-bearing loans of $419,642 and $4,007,956 as of December 31, 2021 and 2020, respectively, with the weighted average annual interest rate of 11.17% and 13.59%, respectively. The balance was due on demand and has since been repaid.

The Company is not subject to any material financial or restrictive covenants under the loan agreements with third parties. Each of these loans are unsecured obligations of the Company and rank equally with each other, and any future unsecured and unsubordinated indebtedness.

(2)	Accrued professional fees represent Combination related fees and expenses payable of $904,843, consulting fees payable of $1,200,000 and Nasdaq listing fees payable of $325,000.

(3)	Credit card expense represented the credit card payments payable to the issuing financial institution, which was fully repaid in January 2022.